Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 244,016	$ 629,761
Accounts receivable		21
Prepaid expenses and other current assets	47,121	24,663
Total current assets	291,137	654,445
Property, plant and equipment	382,746	101,663
Intangible assets	1,000	11,111
Other non-current assets	13,900
Total Assets	688,783	767,219
Current Liabilities
Accounts payable	12,098	32,536
Accrued and other current liabilities	35,507	1,538
Purchase price down payment from Foxconn	100,000
Total current liabilities	147,605	34,074
Note payable		1,015
Warrant and other non-current liabilities	1,578	101,392
Total liabilities	149,183	136,481
Stockholders' equity
Class A common stock, $0.0001 par value, 300,000,000 shares authorized; 196,391,349 and 168,007,960 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	19	17
Additional paid in capital	1,084,390	765,162
Accumulated deficit	(544,809)	(134,441)
Total stockholders' equity	539,600	630,738
Total liabilities and stockholder's equity	$ 688,783	$ 767,219